Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 07, 2017	Dec. 06, 2017	Dec. 31, 2016
PIK Notes payable, debt discount	$ 6,941,703	$ 9,755,832			$ 15,143,123
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000			10,000,000
Preferred stock, shares issued (in shares)	0	0			0
Preferred stock, shares outstanding (in shares)	0	0			0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	400,000,000	400,000,000	400,000,000	250,000,000	400,000,000
Common stock, shares issued (in shares)	173,638,549	140,763,549			108,613,549
Common stock, shares outstanding (in shares)	173,638,549	140,763,549			108,613,549